Note 12 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 4,919	$ 4,908
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	101,931	100,043
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 106,850	$ 104,951